Organization and Significant Accounting Policies - Summary of Real Estate Tax Recognized on Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Rental revenues	$ 133	$ 126	$ 549	$ 480
Other operating expenses	$ 133	$ 126	$ 549	$ 480